Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2020
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)

Institutional Shares (CRANX)

Supplement dated July 10, 2020,
to the
Institutional Shares Prospectus (the “Prospectus”) and Summary Prospectus (the "Summary Prospectus"),
each dated October 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

In the “Fund Summary” section of the Prospectus and Summary Prospectus, the first paragraph under the section entitled “Fees and Expenses of the CRA Fund®” is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.